Defined Benefit Plans - Summary of Funded Status of Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation-beginning	$ 3,317	$ 3,205
Service cost	160	63	40
Interest cost	138	133	149
Actuarial (gain) loss	(231)	470
Benefits paid	(89)	(89)
Settlements		(465)
Benefit obligation-ending	3,295	3,317	3,205
Change in plan assets:
Fair value of plan assets-beginning
Employer contribution	89	554
Benefits paid	(89)	(89)
Settlements		(465)
Fair value of plan assets-ending
Funded status and accrued pension cost included in other liabilities	(3,295)	(3,317)
Discount rate	4.50%	4.25%
Rate of increase in compensation	4.50%	5.00%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation-beginning	59	65
Interest cost	2	3	3
Actuarial (gain) loss	1	(4)
Benefits paid	(5)	(5)
Benefit obligation-ending	57	59	65
Change in plan assets:
Fair value of plan assets-beginning
Employer contribution	5	5
Benefits paid	(5)	(5)
Fair value of plan assets-ending
Funded status and accrued pension cost included in other liabilities	$ (57)	$ (59)
Discount rate	4.50%	4.25%